Investment Strategy - Janus Henderson Artificial Intelligence ETF	Aug. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that portfolio management believes will contribute to or benefit from artificial intelligence technologies.

The capability of a machine to perform tasks that typically require human intelligence, such as learning, reasoning, problem-solving, perception and language understanding is a broad definition of artificial intelligence. Technologies that leverage machine learning and large data sets to simulate reasoning at a pseudo-human level are generally considered “artificial intelligence.” The field has quickly evolved from simple automation to the mimicking of complex cognitive functions resulting in a rapid pace of technology innovation and disruption across industries.

Portfolio management deems those companies that contribute to or benefit from artificial intelligence technologies to be companies that generally fall into three categories: enablers, enhancers, and end-users of artificial intelligence technologies. These categories may be adjusted from time to time without prior shareholder notice to incorporate future developments as artificial intelligence technology evolves.

●	Enablers are companies that supply the technology hardware and foundational infrastructure for training and deploying artificial intelligence.

●	Enhancers are companies that optimize and/ or refine artificial intelligence technology to improve functionality, performance, integration, or usability for use in practical application.

●	End-Users are companies that incorporate and apply artificial intelligence technologies to optimize their own operations and enhance overall business performance.

In pursuing the Fund’s investment strategy, portfolio management uses its proprietary research process to evaluate whether a company is an enabler, enhancer, or end user of artificial intelligence technologies. Portfolio management makes this determination utilizing a combination of quantitative factors and qualitative analysis. Quantitative factors, to the extent available, include but are not limited to a company’s revenue derived from, and/or resources devoted to, artificial intelligence technologies and qualitative analysis includes portfolio management’s analysis and projections of a company’s creation, distribution, enhancement, or integration of artificial intelligence products and services based on public information and/or corporate engagement. The quantitative factors and/or qualitative analysis by which portfolio management assesses companies for investment by the Fund will be applied to investments by the Fund except for temporary investments or investments in cash equivalents.

The Fund typically invests in approximately 40-60 equity securities of companies of any size and any sector. Under normal circumstances, the Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to countries outside the United States. The Fund will not invest more than 20% of its net assets in emerging markets and will only invest in foreign securities listed on U.S. exchanges or in the form of depositary receipts. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or primary trading market of its equity is located in, a country outside of the United States (ii) a majority of the issuers’ revenues are derived from outside of the United States, or (iii) a majority of the issuer’s assets are located outside of the United States.

The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, the portfolio managers have discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities of a single issuer, compared to a fund that is classified as diversified. While the Fund may invest in any sector, as a fundamental policy, the Fund will concentrate 25% or more of its net assets in the industries within the information technology sector in the aggregate.